UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:        Cadian Capital Management, LLC

Address:     461 Fifth Avenue
             24th Floor
             New York, New York  10017

13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Graham Quigley
Title:   Chief Financial Officer
Phone:   (212) 792-8800


Signature, Place and Date of Signing:

/s/ Graham Quigley              New York, New York          November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $865,039
                                         (thousands)


List of Other Included Managers:

No.         Form 13F File Number               Name

1.          028-12841                          Cadian Fund LP

2.          028-12845                          Cadian Offshore Fund Ltd.

                                                      FORM 13F INFORMATION TABLE
                                                    Cadian Capital Management, LLC
                                                          September 30, 2009



COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO         CL A            002896207   46,035    1,400,100 SH           DEFINED     1,2     1,400,100
AMERICAN SUPERCONDUCTOR CORP   COM             030111108    4,957      147,800 SH           DEFINED     1,2       147,800
AMERICAN SUPERCONDUCTOR CORP   COM             030111108    5,870      175,000     PUT      DEFINED     1,2       175,000
AMKOR TECHNOLOGY INC           COM             031652100   38,129    5,542,000 SH           DEFINED     1,2     5,542,000
BROCADE COMMUNICATIONS SYS I   COM NEW         111621306   27,314    3,475,000 SH           DEFINED     1,2     3,475,000
CADENCE DESIGN SYSTEM INC      COM             127387108   20,422    2,782,319 SH           DEFINED     1,2     2,782,319
CARMAX INC                     COM             143130102   29,814    1,426,500 SH           DEFINED     1,2     1,426,500
CEPHEID                        COM             15670R107   14,740    1,115,000 SH           DEFINED     1,2     1,115,000
CHARLES RIV LABS INTL INC      COM             159864107   21,116      571,000 SH           DEFINED     1,2       571,000
COGO GROUP INC                 COM             192448108    2,779      454,100 SH           DEFINED     1,2       454,100
DIGITAL RIV INC                COM             25388B104   12,003      297,700 SH           DEFINED     1,2       297,700
E M C CORP MASS                COM             268648102   22,159    1,300,400 SH           DEFINED     1,2     1,300,400
ELECTRONIC ARTS INC            COM             285512109   43,645    2,291,080 SH           DEFINED     1,2     2,291,080
ELECTRONIC ARTS INC            COM             285512109   18,098      950,000     CALL     DEFINED     1,2       950,000
EZCHIP SEMICONDUCTOR LIMITED   ORD             M4146Y108    1,664      129,861 SH           DEFINED     1,2       129,861
FIDELITY NATIONAL FINANCIAL    CL A            31620R105   39,208    2,600,000 SH           DEFINED     1,2     2,600,000
GREEN MTN COFFEE ROASTERS IN   COM             393122106   29,536      400,000     PUT      DEFINED     1,2       400,000
GSI COMMERCE INC               COM             36238G102   11,983      620,585 SH           DEFINED     1,2       620,585
GT SOLAR INTL INC              COM             3623E0209    2,359      406,000 SH           DEFINED     1,2       406,000
HIBBETT SPORTS INC             COM             428567101    1,823      100,000     PUT      DEFINED     1,2       100,000
HOLOGIC INC                    COM             436440101    8,627      527,950 SH           DEFINED     1,2       527,950
ICONIX BRAND GROUP INC         COM             451055107    2,494      200,000     PUT      DEFINED     1,2       200,000
INVENTIV HEALTH INC            COM             46122E105   42,889    2,563,617 SH           DEFINED     1,2     2,563,617
IXIA                           COM             45071R109   23,494    3,424,791 SH           DEFINED     1,2     3,424,791
MASTERCARD INC                 CL A            57636Q104   14,545       71,950 SH           DEFINED     1,2        71,950
MENTOR GRAPHICS CORP           COM             587200106    8,937      959,955 SH           DEFINED     1,2       959,955
MF GLOBAL LTD                  SHS             G60642108   46,282    6,366,096 SH           DEFINED     1,2     6,366,096
MICRON TECHNOLOGY INC          COM             595112103   27,695    3,377,400 SH           DEFINED     1,2     3,377,400
MSCI INC                       CL A            55354G100   36,002    1,215,464 SH           DEFINED     1,2     1,215,464
NATIONAL CINEMEDIA INC         COM             635309107    2,517      148,300 SH           DEFINED     1,2       148,300
NETAPP INC                     COM             64110D104   49,355    1,849,900 SH           DEFINED     1,2     1,849,900
NETSUITE INC                   COM             64118Q107      780       51,000 SH           DEFINED     1,2        51,000
NICE SYS LTD                   SPONSORED ADR   653656108    9,309      305,801 SH           DEFINED     1,2       305,801
ON SEMICONDUCTOR CORP          COM             682189105   16,979    2,058,000 SH           DEFINED     1,2     2,058,000
PENNEY J C INC                 COM             708160106   18,826      557,800 SH           DEFINED     1,2       557,800
ROYAL CARIBBEAN CRUISES LTD    COM             V7780T103   25,164    1,045,000 SH           DEFINED     1,2     1,045,000
SOLARWINDS INC                 COM             83416B109    2,974      135,000 SH           DEFINED     1,2       135,000
STEC INC                       COM             784774101   50,404    1,715,000 SH           DEFINED     1,2     1,715,000
SYMANTEC CORP                  COM             871503108    1,647      100,000     CALL     DEFINED     1,2       100,000
SYNOPSYS INC                   COM             871607107   11,995      535,000 SH           DEFINED     1,2       535,000
TERADATA CORP DEL              COM             88076W103   14,861      540,000 SH           DEFINED     1,2       540,000
TERADYNE INC                   COM             880770102    6,239      674,500 SH           DEFINED     1,2       674,500
THERMO FISHER SCIENTIFIC INC   COM             883556102   15,945      365,116 SH           DEFINED     1,2       365,116
VISA INC                       COM CL A        92826C839   22,184      321,000 SH           DEFINED     1,2       321,000
WALGREEN CO                    COM             931422109   11,241      300,000 SH           DEFINED     1,2       300,000

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